SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) (Warranty Provision [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the beginning of the year	$ 6,514	$ 6,854	$ 2,976
Charged to costs and expenses relating to new sales	9,058	7,856	8,202
Costs of product warranty claims	(8,419)	(8,196)	(8,007)
Balance at the end of the year	7,197	6,514	6,854
Candela Corporation [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty accounts related to acquisitions			3,980
Ultrashape [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Warranty accounts related to acquisitions	$ 44